Deposits (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Cash, FDIC Insured Amount	$ 100,000
Aggregate amount of time deposits in denominations of $100,000	38,100,000,000	$ 38,900,000,000
Time deposits mature in 2018	40,000,000,000
Time deposits mature in 2019	1,000,000
Time deposits mature in 2020	1,000,000
Time deposits mature in 2021	0
Time deposits mature in 2022	0
Time deposits mature in 2023 and thereafter	$ 0